American Century
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Prime Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg. sm) and text logo]
American
Century

PRIME MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund earns its income by investing in high-quality, cash-equivalent securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

    Additional information about Prime Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
      other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than yields on funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Prime Money Market's
    Investor Class shares for each full calendar year since the fund's inception on November 17, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Returns (1)
    2000               6.02%
    1999               4.77%
    1998               5.18%
    1997               5.26%
    1996               5.09%
    1995               5.70%
    1994               4.47%

          (1) From August 1, 1997, to May 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Prime Money Market        1.56% (3Q 2000)         0.84% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The index is derived from secondary market interest rates as published by the Federal Reserve Bank. For current performance information, including seven-day yield, please call us or access our Web site.

                                                 1 YEAR    5 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)(2)
               Prime Money Market                6.02%      5.26%      5.18%
               90-Day Treasury Bill Index        5.99%      5.18%      5.10%(3)

        (1) The inception date for Prime Money Market is November 17, 1993.

        (2) From August 1, 1997, to May 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

        (3) Since November 30, 1993, the date closest to the fund's inception for which data are available.

Prime Money Market                            American Century Investments

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

   There are no sales loads, fees or other charges

   * to buy fund shares directly from American Century
   * to reinvest dividends in additional shares
   * to exchange into the Investor Class shares of other American Century funds
   * to redeem your shares

   The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                    0.60%(1)
               Distribution and Service (12b-1) Fees             None
               Other Expenses                                    0.00%(2)
               Total Annual Fund Operating Expenses              0.60%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                  1 year      3 years      5 years      10 years
                   $61         $192         $334          $749

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Prime Money Market:

    DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Prime Money Market since May 1996. She joined American Century in
    1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and  an MBA in finance from Golden Gate University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Prime Money Market for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

Prime Money Market                                             Fund Profile

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  Dividends are declared and available for redemption daily. Because Prime is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as

  * telephone transactions
  * wire and electronic funds transfers
  * 24-hour Automated Information Line transactions
  * 24-hour online account access and transactions

  You will find more information about these choices in Your Guide to American
  Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM   [graphic of arrow]

SH-PRF-23588   0101                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Prime Money Market Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century brokerage logo (reg. sm) and text logo]
American
Century
_________
Brokerage
_________

PRIME MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund earns its income by investing in high-quality, cash-equivalent securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

    Additional information about Prime Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *  Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than yields on funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Prime Money Market's
    Investor Class shares for each full calendar year since the fund's inception on November 17, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Returns (1)
    2000               6.02%
    1999               4.77%
    1998               5.18%
    1997               5.26%
    1996               5.09%
    1995               5.70%
    1994               4.47%

          (1) From August 1, 1997, to May 31, 1998, all or a portion of the fund's management fee  was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Prime Money Market        1.56% (3Q 2000)         0.84% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The index is derived from secondary market interest rates as published by the Federal Reserve Bank. For current performance information, including seven-day yield, please call us or access our Web site.

                                                1 YEAR   5 YEARS   LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)(2)
               Prime Money Market               6.02%     5.26%      5.18%
               90-Day Treasury Bill Index       5.99%     5.18%      5.10%(3)

        (1) The inception date for Prime Money Market is November 17, 1993.

        (2) From August 1, 1997, to May 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

        (3) Since November 30, 1993, the date closest to the fund's inception for which data are available.

Prime Money Market                            American Century Investments

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

   There are no sales loads, fees or other charges

   * to buy fund shares directly from American Century
   * to reinvest dividends in additional shares
   * to exchange into the Investor Class shares of other American Century funds
   * to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                               0.60%(1)
               Distribution and Service (12b-1) Fees        None
               Other Expenses                               0.00%(2)
               Total Annual Fund Operating Expenses         0.60%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year    3 years     5 years     10 years
                    $61       $192        $334         $749

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Prime Money Market:

    DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Prime Money Market since May 1996. She joined American Century in
    1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

6. HOW DO I BUY FUND SHARES?

    American Century Brokerage offers several ways to purchase shares

    * Complete and return a brokerage application along with an investment check payable to American Century Brokerage

    * Call us and send your investment by bank wire transfer

    * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

    Your initial investment in your brokerage account must be at least $2,500.
    If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of
    $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in Prime Money Market when you direct us to make other investments in your brokerage account.

Prime Money Market                                             Fund Profile

    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Because Prime is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century Brokerage offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  TeleSelect Automated Information and Trading Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in our Brokerage
    Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

BROKERAGE CLIENT RELATIONS ASSOCIATE
1-888-345-2071

FAX
650-967-9627

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

Visit our Web site at   WWW.AMERICANCENTURY.COM    [graphic of arrow]

BK-PRF-23628   0101                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation